REVENUE - Disaggregation of revenue (Details) $ in Thousands, t in Millions, ft³ in Billions	1 Months Ended		12 Months Ended
	Jul. 31, 2022 t	Jul. 31, 2021 t	Dec. 31, 2022 USD ($) $ / barrel t	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Mar. 31, 2021 ft³
Disaggregation of Revenue [Line Items]
Total operating revenues			$ 267,740	$ 260,273	$ 261,388
Oil price per barrel (in dollars per barrel) | $ / barrel			60
Capacity, cubic feet | ft³						500.0
Contract with customer, liability, noncurrent			$ (54,018)	(14,515)
Decrease in other cost and expense, operating			15,700
Decrease in revenue, demurrage cost			1,600	0
Decrease in revenue, liquidated damages			600	600
Contract with customer, liability			62,416	18,736	22,856
Hilli LLC
Disaggregation of Revenue [Line Items]
Contract with customer, liability, noncurrent			$ (35,800)
Capacity utilization of Hilli (in tons) | t	0.2	0.2
Utilization (in tons) | t			1.4
Hilli LLC | Maximum
Disaggregation of Revenue [Line Items]
Capacity utilization of Hilli (in tons) | t	0.4
Golar Tundra
Disaggregation of Revenue [Line Items]
Total operating revenues			$ 14,400
Contract with customer, liability, noncurrent			(7,800)
Contract with customer, liability			4,200
Revenue, remaining performance obligation, amount			4,900
Base tolling fee
Disaggregation of Revenue [Line Items]
Total operating revenues			204,501	204,501	204,501
Liquefaction services revenue
Disaggregation of Revenue [Line Items]
Total operating revenues			213,970	221,020	226,061
Amortization of deferred commissioning period billing			4,120	4,120	4,220
Amortization of Day 1 gains			22,608	9,712	9,950
Overproduction revenue			(20,089)	3,249	7,965
Incremental base tolling fee			5,000	0	0
Other			(2,170)	(562)	(575)
Decrease in revenue from contract with customer			20,100
Vessel management fees and other revenues
Disaggregation of Revenue [Line Items]
Total operating revenues			44,085	27,777	20,695
Management fee revenue			27,916	27,411	20,695
Service revenue			14,423	0	0
Other revenues			1,746	$ 366	$ 0
Sub-leasing income			400
Vessel management fees and other revenues | FLNG
Disaggregation of Revenue [Line Items]
Other revenues			$ 900